Subsequent Events (Detail) - Common Stock - Subsequent Event [Member] - JPY (¥)		1 Months Ended	6 Months Ended
	May 29, 2020	May 08, 2020	May 08, 2020
Subsequent Event [Line Items]
Number of shares repurchased		8,224,900	34,061,300
Value of shares repurchased		¥ 10,088,218,300	¥ 55,807,590,700
Repurchased period description		April 1, 2020 – May 8, 2020	November 1, 2019 – May 8, 2020
Number of shares cancelled	10,674,148
Share Cancellation Date	May 29, 2020